Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 12,431		$ 231,811
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	57.10%
Customer Concentration Risk [Member] | Customer [Member] | Subsidiaries [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	9.90%	5.70%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	36.50%	53.70%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage			28.30%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	67.00%	59.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	23.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage			24.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	20.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage			17.50%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage			10.60%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk, percentage			10.30%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk, percentage	13.80%
China [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 11,109,782		$ 7,895,710
Hong Kong [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 1,274		$ 1,540